FIXED ASSETS, NET (Tables)	12 Months Ended
Dec. 31, 2024
Property, Plant and Equipment [Abstract]
SCHEDULE OF FIXED ASSETS, NET

	December 31,
	2024	2023
	USD in thousands
Cost:
Computers and software	986	945
Office furniture and equipment	345	345
Leasehold improvements	502	488
	1,833	1,778
Less – accumulated depreciation	1,510	1,317
Fixed assets, net	323	461